Acquisition (Details) - Schedule of fair value of the identifiable assets acquired and liabilities assumed for the acquired entities	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Fair Value Of The Identifiable Assets Acquired And Liabilities Assumed For The Acquired Entities Abstract
Cash acquired	$ 21,601
Other current assets	271,258
Total current assets	292,859
Property and equipment	7,731
Intangible assets, net	2,581,119
Goodwill	1,075,778
Total assets	3,957,487
Current liabilities	1,233,447
Deferred tax liability	370,856
Total liabilities	1,604,303
Non-controlling interest	784,184
Total consideration	$ 1,569,000